         SEMI-ANNUAL REPORT
      ------------------------------------------------------
         April 30, 1998




               NEUBERGER&BERMAN
               MUNICIPAL FUNDS-Registered Trademark-

         Neuberger&Berman
               MUNICIPAL MONEY FUND

         Neuberger&Berman
               MUNICIPAL SECURITIES TRUST

TABLE OF CONTENTS

    THE FUNDS

    PRESIDENT'S LETTER                             A-4

    PERFORMANCE HIGHLIGHTS                         B-1

    FINANCIAL STATEMENTS                           B-2

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Municipal Money Fund                               B-8
Municipal Securities Trust                         B-9

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Municipal Money Portfolio                         B-11
Municipal Securities Portfolio                    B-22

    FINANCIAL STATEMENTS                          B-26

    FINANCIAL HIGHLIGHTS
Municipal Money Portfolio                         B-32
Municipal Securities Portfolio                    B-33

    DIRECTORY                                      C-1

    OFFICERS AND TRUSTEES                          C-2

PRESIDENT'S LETTER                                                 June 16, 1998

Dear Shareholder,
  As you may remember, we turned very positive on the intermediate-term prospects for the bond market in late 1996. Our bullish posture was rewarded by excellent 1997 returns. We still believe the political and economic backdrop for bonds is quite favorable. However, we think current investor expectations are so high that even modest disappointments may unsettle the market.
  In our opinion, there are some short-term economic crosscurrents that may take investors by surprise. The economy is surprisingly strong and may remain so over the next several quarters. We have seen rather rapid money supply growth and the dollar may suffer as it competes with the Euro (the currency of soon to be economically unified Europe). These three factors along with Federal Reserve Chairman Alan Greenspan's stated concern about inflation in financial assets -- the runaway stock market -- may prompt the Fed to bump up short-term interest rates. With yields of longer-term bonds only marginally higher than short-term securities, an increase in the Fed Funds Rate would probably result in an uptick in rates along the yield curve (yields along the maturity spectrum). Consequently, we have become somewhat more cautious and have been shortening weighted average maturities/durations in most of our portfolios. As always, we are favoring those sectors of the bond market that in our opinion offer the best value and individual securities we believe have the best risk-adjusted return potential.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               30-YR.        12-22 YR. MUNICIPAL BOND
           3-MONTH T-BILL     TREASURY                INDEX
11/28/97       5.23%           6.04%                  5.13%
 12/5/97       5.25%           6.08%                  5.11%
12/12/97            5.19%           5.93%                         5.01%
12/19/97            5.44%           5.91%                         4.97%
12/26/97            5.34%           5.91%                         4.97%
1/2/98              5.32%           5.85%                         5.02%
1/9/98              5.05%           5.71%                         4.88%
1/16/98             5.13%           5.82%                         4.84%
1/23/98             5.16%           5.96%                         4.96%
1/30/98             5.17%           5.81%                         4.91%
2/6/98              5.15%           5.91%                         4.93%
2/13/98             5.25%           5.85%                         4.90%
2/20/98             5.26%           5.86%                         4.90%
2/27/98             5.35%           5.92%                         4.97%
3/6/98              5.20%           6.02%                         5.09%
3/13/98             5.18%           5.89%                         5.04%
3/20/98             5.21%           5.89%                         5.00%
3/27/98             5.20%           5.95%                         5.01%
4/3/98              5.08%           5.78%                         4.98%
4/9/98              5.05%           5.88%                         5.04%
4/17/98             5.09%           5.88%                         5.07%
4/24/98             5.04%           5.94%                         5.14%
5/1/98              5.01%           5.94%                         5.17%

             SOURCE: BLOOMBERG FINANCIAL MARKETS 30-YEAR TREASURY BOND & TREASURY BILLS
             MERRILL LYNCH 12-22 YEAR MUNICIPAL BOND INDEX

  I want to emphasize that despite our short-term concerns, we believe the longer-term outlook for bonds remains quite positive. The government appears finally to have its fiscal house in order and we are likely to have a federal budget surplus this year. Corporate cash flows are strong and balance sheets have improved as debt has been refinanced at lower rates. Also, bonds may begin to get a "tailwind" from investors concerned by high equity valuations. Some of our institutional clients have been re-balancing their portfolios -- taking some profits in the equity market and buying more bonds. They understand and appreciate that boosting bond allocations is a good way to reduce overall portfolio risk. We think mutual fund investors may come to the same conclusion in the year ahead.
  To summarize, while we may see a somewhat more choppy bond market over the next several months, we believe bonds still offer value. Irrespective of what the bond market holds in store for us, bonds provide yield and relative safety of principal: two timeless and priceless elements in a prudent investment program.
  MUNICIPAL MONEY FUND As you know, it is our policy to invest exclusively in high quality credits. We depend on our trend following maturity management and have confidence in our ability to select securities with the best risk/reward characteristics to maximize potential returns. During the six months ended April 30, 1998, the portfolio's weighted average maturity ranged from 48.6 to 74.0 days, finishing at the low end of this range as we reduced weighted average maturity in response to rising interest rates in late April.

  About 52% of the portfolio is in short maturity variable rate demand notes (VRDNs). This allocation is considerably higher than that of a year ago because municipal issuers have been taking advantage of this extended period of low interest rates to "bond out" (meet financing needs by issuing more long-term paper). The limited supply of short-term obligations has resulted in a flat yield curve (little difference in yields of bonds from zero to one year in maturity). Since there has been little or no yield advantage in longer-term paper, there has been no reason to assume more interest rate risk by owning municipal money market instruments with longer maturities.

  The current and effective (compounded) 7-day yields for the Fund as of April 30, 1998, were 3.05% and 3.10%, respectively. For an investor in the highest federal income tax bracket, this translates into tax-equivalent current and effective yields of 5.05% and 5.18%.+
    MUNICIPAL SECURITIES TRUST During the six months ended April 30, 1998, the portfolio's weighted average duration varied from 5.8 to 6.3 years, closing at the top of this range.

  The big story in the municipal bond market has been a surge in supply. Issuance was up 62% over the last year in response to declining interest rates. At the same time, the supply of Treasury securities was shrinking -- the result of the declining federal budget deficit. Consequently, municipal bonds materially under-performed Treasuries. This may continue a little while longer. On May 13, the Long Island Power Authority issued $3.4 billion in municipal paper to finance its acquisition of the Long Island Lighting Company (LILCO). This is the single largest municipal bond issue ever. Once this enormous new issue is absorbed, we expect to see more balanced supply and demand in the market, resulting in municipal securities performance that is more competitive with Treasuries. Relative to Treasuries, municipal bonds are now as cheap as they have been since the flat tax furor early in election year 1996. We believe that will change for the better in the year ahead.
  The major shift in our portfolio has been a modest reduction in our allocation to revenue bonds -- now 54.0% of the portfolio versus 56.7% at the beginning of this reporting period -- and a substantial increase in our allocation to general obligation bonds (bonds backed by the full faith and credit of the government issuer) -- now 40.4% of the portfolio compared to 35.9%. Revenue bond yields are generally materially higher than GO (General Obligation) yields, because they usually have one dedicated revenue source, whereas GOs are backed by the broader taxation power of the government issuers. However, due to the surge in issuance over the last twelve months (up around 50%), GOs have been priced to move -- offering yields nearly as high as revenue bonds. We have been taking advantage of this anomaly in the marketplace.
  As of April 30, 1998, the 30-day SEC yield for the Fund was 3.95%. This can be translated into a tax-equivalent yield of 6.54%, for an investor in the highest federal income tax bracket.
  In closing, I want to emphasize that we believe bonds will continue to benefit from favorable long-term political and economic trends.

There are some short-term economic crosscurrents that might cause a somewhat bumpy ride over the next several months. The most important thing for all investors to remember is bonds provide yield and relative safety of principal -- two critical elements for preserving and enhancing assets.

Sincerely,

/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger&Berman Income Funds

+Tax-equivalent yield is the taxable yield that an investor would have had to receive in order to realize the same level after federal taxes at the highest tax rate, 39.6%, assuming that all of the Fund's income is exempt from federal income taxes.

 There is no assurance that Municipal Money Fund will be able to maintain a stable net asset value of $1.00 per share. The value of the fund's shares, like the share values of all other mutual funds, is neither insured nor guaranteed by the U.S. Government. The return on an investment in Municipal Money Fund will fluctuate.

 Neuberger&Berman Management Inc.-Registered Trademark- currently absorbs certain operating expenses of Municipal Securities Trust. Absent this arrangement, which is subject to change, the 30-day SEC yield of Municipal Securities Trust would have been 3.42% and the tax-equivalent yield would have been 6.54%.

 The composition and holdings of the portfolios are subject to change. Results represent past performance and do not indicate future results.

                 (This page has been left blank intentionally.)

PERFORMANCE HIGHLIGHTS

                           TOTAL RETURN ILLUSTRATION

                                              SIX MONTH                  AVERAGE ANNUAL
                                                PERIOD                  TOTAL RETURNS(1)
NEUBERGER&BERMAN                 INCEPTION      ENDED                 --------------------
INCOME FUNDS                        DATE      4/30/98(1)    1 YR(1)     5 YR       10 YR
------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES TRUST(2)      7/9/87       +2.01%      +7.54%     +4.93%     +6.32%

                               YIELD ILLUSTRATION
                          FOR THE 7 DAYS ENDED 4/30/98

                                                   TAX-EQUIVALENT
                             CURRENT   EFFECTIVE      EFFECTIVE
                            YIELD(3)    YIELD(3)      YIELD(4)
------------------------------------------------------------------
MUNICIPAL MONEY FUND(5)       3.05%      3.10%          5.18%

1) One-year and average annual total returns are for periods ended April 30, 1998. Results are shown on a "total return" basis and include reinvestment of all dividends and other distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
2) Neuberger&Berman Management Inc. voluntarily bears certain operating expenses in excess of 0.65% of the average daily net assets per annum of Neuberger&Berman Municipal Securities Trust-Registered Trademark- ("Municipal Securities Trust"). This arrangement can be terminated upon 60 days' prior written notice. Absent such reimbursement, the total returns for the above stated periods would have been less.
3) "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.
4) Tax-equivalent effective yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after Federal taxes at the highest Federal tax rate, 39.6%, assuming that all of the Fund's income is exempt from Federal income taxes.
5) An investment in a money market fund, like all other mutual funds, is neither insured nor guaranteed by the U.S. Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in Neuberger&Berman Municipal Money Fund-Registered Trademark- ("Municipal Money") will fluctuate.

A portion of the income of Municipal Money and Municipal Securities Trust may be subject to the Federal alternative minimum tax for certain investors.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                                                  MUNICIPAL   MUNICIPAL
                                                                                    MONEY     SECURITIES
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                            FUND        TRUST
                                                                                  ----------------------
ASSETS
      Investment in corresponding Portfolio, at value (Note A)                    $168,372     $33,234
      Receivable for Trust shares sold                                                  63           5
      Receivable from administrator -- net (Note B)                                     --           3
                                                                                  ----------------------
                                                                                   168,435      33,242
                                                                                  ----------------------
LIABILITIES
      Dividends payable                                                                  5          39
      Payable for Trust shares redeemed                                                 54           3
      Payable to administrator (Note B)                                                 40          --
      Accrued expenses                                                                  29          34
                                                                                  ----------------------
                                                                                       128          76
                                                                                  ----------------------
NET ASSETS at value                                                               $168,307     $33,166
                                                                                  ----------------------

NET ASSETS consist of:
      Par value                                                                   $    168     $     3
      Paid-in capital in excess of par value                                       168,197      33,001
      Accumulated net realized losses on investment                                    (58)       (594)
      Net unrealized appreciation in value of investment                                --         756
                                                                                  ----------------------
NET ASSETS at value                                                               $168,307     $33,166
                                                                                  ----------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)                               168,438       3,012
                                                                                  ----------------------

NET ASSET VALUE, offering and redemption price per share                             $1.00      $11.01
                                                                                  ----------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman             For the Six Months Ended April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                                                  MUNICIPAL   MUNICIPAL
                                                                                    MONEY     SECURITIES
(000'S OMITTED)                                                                     FUND        TRUST
                                                                                  ----------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio (Note A)                        $3,187        $797
                                                                                  ----------------------
    Expenses:
      Administration fee (Note B)                                                     236          44
      Auditing fees                                                                     4           4
      Custodian fees                                                                    5           5
      Legal fees                                                                        5           5
      Registration and filing fees                                                     23          16
      Shareholder reports                                                              22          21
      Shareholder servicing agent fees (Note B)                                        12          12
      Trustees' fees and expenses                                                       6           4
      Miscellaneous                                                                     2           1
      Expenses from corresponding Portfolio (Notes A & B)                             326          86
                                                                                  ----------------------
        Total expenses                                                                641         198
      Expenses reimbursed by administrator and/or reduced by custodian fee and
        shareholder servicing expense offset arrangements (Note B)                     (9)        (91)
                                                                                  ----------------------
        Total net expenses                                                            632         107
                                                                                  ----------------------
        Net investment income                                                       2,555         690
                                                                                  ----------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM CORRESPONDING PORTFOLIO
  (NOTE A)
    Net realized gain (loss) on investment securities                                 (32)         62
    Net realized gain on financial futures contracts                                   --          17
    Change in net unrealized appreciation of investment securities                     --        (132)
                                                                                  ----------------------
        Net loss on investments from corresponding Portfolio (Note A)                 (32)        (53)
                                                                                  ----------------------
        Net increase in net assets resulting from operations                       $2,523        $637
                                                                                  ----------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                                                    MUNICIPAL                   MUNICIPAL
                                                                                      MONEY                    SECURITIES
                                                                                      FUND                        TRUST
                                                                            Six Months                  Six Months
                                                                               Ended         Year          Ended         Year
                                                                             April 30,       Ended       April 30,       Ended
                                                                               1998       October 31,      1998       October 31,
(000'S OMITTED)                                                             (UNAUDITED)      1997       (UNAUDITED)      1997
                                                                            -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                                    $  2,555      $  4,192       $   690       $ 1,418
    Net realized gain (loss) on investments from corresponding Portfolio
      (Note A)                                                                    (32)           --            79           210
    Change in net unrealized appreciation of investments from
      corresponding Portfolio (Note A)                                             --            --          (132)          462
                                                                            -----------------------------------------------------
    Net increase in net assets resulting from operations                        2,523         4,192           637         2,090
                                                                            -----------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                      (2,555)       (4,192)         (690)       (1,418)
                                                                            -----------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                                                 140,396       228,579         7,450         5,776
    Proceeds from reinvestment of dividends                                     2,513         4,121           438           907
    Payments for shares redeemed                                             (130,891)     (208,978)       (6,296)      (14,649)
                                                                            -----------------------------------------------------
    Net increase (decrease) from Trust share transactions                      12,018        23,722         1,592        (7,966)
                                                                            -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                          11,986        23,722         1,539        (7,294)
NET ASSETS:
    Beginning of period                                                       156,321       132,599        31,627        38,921
                                                                            -----------------------------------------------------
    End of period                                                            $168,307      $156,321       $33,166       $31,627
                                                                            -----------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                                                      140,396       228,579           669           531
    Issued on reinvestment of dividends                                         2,513         4,121            39            83
    Redeemed                                                                 (130,891)     (208,978)         (565)       (1,354)
                                                                            -----------------------------------------------------
    Net increase (decrease) in shares outstanding                              12,018        23,722           143          (740)
                                                                            -----------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Municipal Money Fund ("Municipal Money") and Neuberger&Berman Municipal Securities Trust ("Municipal Securities Trust") (collectively, the "Funds") are separate operating series of Neuberger& Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100% for each Fund at April 30, 1998). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Municipal Money to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued by Income Managers Trust as indicated in the notes following the Portfolios' Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($25,578 expiring in 2003 for Municipal Money and $673,009 expiring in 2003 for Municipal Securities Trust determined as of October 31, 1997), it is the policy of each Fund not to distribute such gains. During the year ended October 31, 1997, $73,750 was reclassified from accumulated net realized losses on investment to paid-in-capital for Municipal Money due to the expiration of a capital loss carryforward. This change had no effect on the net assets or net asset value per share.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger&Berman Management Incorporated ("N&B Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement each Fund pays N&B Management an administration fee at the annual rate of 0.27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios).

   N&B Management has voluntarily undertaken to reimburse Municipal Securities Trust for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to N&B Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.65% per annum of its average daily net assets. This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. For the six months ended April 30, 1998, such excess expenses amounted to $88,697 for Municipal Securities Trust.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   Each Fund also has a distribution agreement with N&B Management. N&B Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $4,955 and $955, for Municipal Money and Municipal Securities Trust, respectively.
   Each Fund has an expense offset arrangement in connection with its shareholder servicing agent contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Shareholder servicing agent fees, was a reduction of $3,691 and $721, for Municipal Money and Municipal Securities Trust, respectively.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended April 30, 1998, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                   ADDITIONS        REDUCTIONS
--------------------------------------------------------------------------------
MUNICIPAL MONEY                                  $ 120,695,250     $ 111,643,597
MUNICIPAL SECURITIES TRUST                           6,128,465         5,265,016

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Money Fund(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                Six Months Ended
                                                                   April 30,
                                                                      1998                       Year Ended October 31,
                                                                  (UNAUDITED)         1997      1996      1995      1994      1993
                                                                -------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $.9994          $.9993    $.9994    $.9995    $.9996    $.9995
                                                                -------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                             .0144           .0296     .0285     .0324     .0204     .0184
    Net Gains or Losses on Securities                                (.0002)          .0001    (.0001)   (.0001)   (.0001)    .0001
                                                                -------------------------------------------------------------------
      Total From Investment Operations                                .0142           .0297     .0284     .0323     .0203     .0185
                                                                -------------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                           (.0144)         (.0296)   (.0285)   (.0324)   (.0204)   (.0184)
                                                                -------------------------------------------------------------------
Net Asset Value, End of Period                                       $.9992          $.9994    $.9993    $.9994    $.9995    $.9996
                                                                -------------------------------------------------------------------
Total Return(2)                                                       +1.45%(3)       +3.00%    +2.89%    +3.29%    +2.06%    +1.86%
                                                                -------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)                          $168.3          $156.3    $132.6    $160.9    $150.3    $181.6
                                                                -------------------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(4)                    .73%(5)         .73%      .73%      .71%       --        --
                                                                -------------------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets                         .72%(5)         .72%      .72%      .71%      .73%      .74%
                                                                -------------------------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets               2.93%(5)        2.95%     2.86%     3.24%     2.02%     1.85%
                                                                -------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Securities Trust(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                Six Months Ended
                                                                   April 30,
                                                                      1998                       Year Ended October 31,
                                                                  (UNAUDITED)         1997      1996      1995      1994      1993
                                                                -------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $11.02          $10.78    $10.83    $10.26    $11.12    $10.53
                                                                -------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                               .23             .47       .47       .47       .46       .48
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                       (.01)            .24      (.05)      .57      (.73)      .68
                                                                -------------------------------------------------------------------
      Total From Investment Operations                                  .22             .71       .42      1.04      (.27)     1.16
                                                                -------------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                             (.23)           (.47)     (.47)     (.47)     (.46)     (.48)
    Distributions (from net capital gains)                               --              --        --        --      (.12)     (.09)
    Distributions (in excess of net capital gains)                       --              --        --        --      (.01)       --
                                                                -------------------------------------------------------------------
      Total Distributions                                              (.23)           (.47)     (.47)     (.47)     (.59)     (.57)
                                                                -------------------------------------------------------------------
Net Asset Value, End of Period                                       $11.01          $11.02    $10.78    $10.83    $10.26    $11.12
                                                                -------------------------------------------------------------------
Total Return(2)                                                       +2.01%(3)       +6.71%    +3.92%   +10.35%    -2.57%   +11.30%
                                                                -------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)                          $ 33.2          $ 31.6    $ 38.9    $ 44.3    $ 51.1    $105.2
                                                                -------------------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(4)                    .67%(5)         .66%      .66%      .66%       --        --
                                                                -------------------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(6)                      .66%(5)         .65%      .65%      .65%      .65%      .62%
                                                                -------------------------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets(6)            4.21%(5)        4.30%     4.32%     4.45%     4.24%     4.33%
                                                                -------------------------------------------------------------------
    Portfolio Turnover Rate(7)                                           --              --        --        --        --        35%
                                                                -------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For Municipal Securities Trust, total return would have been lower if N&B Management had not reimbursed certain expenses.
3) Not annualized.
4) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) Annualized.
6) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:

                                                 Six Months Ended
                                                     April 30,                       Year Ended October 31,
                                                       1998             1997       1996       1995       1994       1993
-------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                1.20%       1.05%      1.04%       .98%       .82%      1.04%
                                                 ------------------------------------------------------------------------
Net Investment Income                                       3.67%       3.90%      3.93%      4.12%      4.07%      3.91%
                                                 ------------------------------------------------------------------------

7) The Fund transferred all of its investment securities into Neuberger&Berman Municipal Securities Portfolio on July 2, 1993. After that date the Fund invested only in Neuberger&Berman Municipal Securities Portfolio, and that Portfolio, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after July 2, 1993, are included in the Financial Highlights of Neuberger& Berman Municipal Securities Portfolio, which appear elsewhere in this report.

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
          Municipal Money Portfolio

   Principal
    Amount                                                                                    Rating(2)             Value(3)
(000's omitted)                               Security(1)                               Moody's        S&P       (000's omitted)
---------------   --------------------------------------------------------------------  -------     ---------    ---------------
                  TAX-EXEMPT SECURITIES -- PRE-REFUNDED BACKED BY U.S. GOVERNMENT
                  SECURITIES (4.5%)
    $1,800        Illinois G.O., Ser. 1988, 7.75%, due 6/1/11 P/R 6/1/98                                            $  1,842
     1,000        Maryland St. & Local Fac. Loan G.O., Ser. 1988-2, 6.625%, due
                  10/15/00 P/R 10/15/98                                                                                1,019
     2,500        New York State Med. Care Fac. Fin. Agcy. Hosp. & Nursing Home
                  FHA-Insured Mtge. Rev.,
                  Ser. 1989 A, 7.25%, due 2/15/24 P/R 2/15/99                                                          2,618
     1,000        Tarrant Co. (TX) Fort Worth Independent Sch. Dist. Sch. Bldg.
                  Unlimited Tax G.O., Ser. 1989, 7.00%, due 2/15/01 P/R 2/15/99                                        1,025
     1,000        Wisconsin G.O., Ser. 1990 G, 6.75%, due 5/1/09 P/R 5/1/99                                            1,039
                                                                                                                 ---------------
                                                                                                                       7,543
                                                                                                                 ---------------
                  TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENT SECURITIES
                  (0.7%)
     1,175        Austin (TX) Combined Util. Sys. Rev., Ser. 1986 A, 7.50%, due
                  11/15/98                                                                                             1,199
                                                                                                                 ---------------
                  MUNICIPAL NOTES (16.6%)
     4,000        California Comm. College Fin. Au. TRANS, Ser. 1997 B, 4.50%, due
                  9/30/98                                                                             SP-1+            4,012
     2,000        California RANS, Ser. 1997, 4.50%, due 6/30/98                         MIG 1        SP-1+            2,003
     2,000        California Statewide Comm. Dev. Au. TRANS, Ser. 1997 A, 4.50%, due
                  6/30/98                                                                MIG 1        SP-1+            2,002
     2,000        Colorado Gen. Fund TRANS, Ser. 1997 A, 4.50%, due 6/26/98                           SP-1+            2,002
     2,000        Houston (TX) TRANS, Ser. 1997, 4.50%, due 6/30/98                      MIG 1        SP-1+            2,002
     1,000        Idaho TANS, Ser. 1997, 4.625%, due 6/30/98                             MIG 1        SP-1+            1,001
     2,000        Los Angeles Co. (CA) TRANS, Ser. A, 4.50%, due 6/30/98                 MIG 1        SP-1+            2,002
     2,000        Manatee Co. (FL) Port Au. BANS, Ser. 1997, 4.25%, due 7/1/98           MIG 1                         2,001
     2,000        Michigan Muni. Bond Au. Rev. Notes, Ser. 1997 B, 4.50%, due 7/2/98                  SP-1+            2,002

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                                    Rating(2)             Value(3)
(000's omitted)                               Security(1)                               Moody's        S&P       (000's omitted)
---------------   --------------------------------------------------------------------  -------     ---------    ---------------
    $1,000        New Mexico TRANS, Ser. 1997, 4.50%, due 6/30/98                        MIG 1        SP-1+         $  1,001
     3,000        Santa Cruz Co. (CA) Office of Ed. TRANS, Ser. 1997, 4.50%, due
                  7/30/98                                                                             SP-1+            3,005
     1,000        Summit Co. (OH) Var. Purp. Ltd. Tax G.O. BANS, Ser. 1997 A, 4.50%,
                  due 6/4/98                                                             MIG 1        SP-1+            1,000
     4,000        Texas TRANS, Ser. 1997 A, 4.75%, due 8/31/98                           MIG 1        SP-1+            4,014
                                                                                                                 ---------------
                                                                                                                      28,047
                                                                                                                 ---------------
                  TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT (1.5%)
SLM HOLDING CORP.
     1,000        Greater East Texas Higher Ed. Au., Inc. Std. Loan Ref. Rev., Ser.
                  1995 A, 4.10%, due 5/1/11 Putable 5/1/98                              VMIG 1        A-1+             1,000
     1,500        Greater Texas Std. Loan Corp. Ref. Rev.,
                  Ser. 1996 A, 3.60%, due 4/1/05 Putable 3/1/99                         VMIG 1        A-1+             1,500
                                                                                                                 ---------------
                                                                                                                       2,500
                                                                                                                 ---------------
                  TAX-EXEMPT SECURITIES -- BACKED BY INSURANCE (4.0%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
     1,650        Atlanta (GA) Arpt. Fac. Ref. Rev., Ser. 1996, 5.25%, due 1/1/99       VMIG 1        A-1+             1,668
     1,015        Cleveland (OH) Var. Purp. G.O., Ser. 1996, 5.00%, due 9/1/98          VMIG 1        A-1+             1,020
     1,000        New York Dorm. Au. Ed. Fac. Rev. (State Univ.), Ser. 1989 B, 7.00%,
                  due 5/15/98                                                           VMIG 1        A-1+             1,001
FINANCIAL GUARANTY INSURANCE CO.
     1,020        Atlanta (GA) Wtr. & Swr. Rev., Ser. 1997, 5.00%, due 1/1/99           VMIG 1        A-1+             1,029
     1,000        Connecticut Spec. Assessment Unemployment Comp. Adv. Fund Rev., Ser.
                  1993 C, 3.90%, due 11/15/01 Putable 7/1/98                            VMIG 1        A-1+             1,000
     1,000        Rutherford Co. (TN) Cons. Util. Dist. Waterworks Ref. Rev., Ser.
                  1997 B, 4.25%, due 2/1/99                                             VMIG 1        A-1+             1,005
                                                                                                                 ---------------
                                                                                                                       6,723
                                                                                                                 ---------------

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                                    Rating(2)             Value(3)
(000's omitted)                               Security(1)                               Moody's        S&P       (000's omitted)
---------------   --------------------------------------------------------------------  -------     ---------    ---------------
                  TAX-EXEMPT SECURITIES -- OTHER (5.3%)
    $2,300        Harford Co. (MD) Cons. Pub. Imp. G.O., Ser. 1997, 5.00%, due 12/1/98                              $  2,316
     2,000        Houston (TX) Independent Sch. Dist. Pub. Prop. Fin. Contractual
                  Oblig., Ser. 1996, 5.00%, due 7/15/98                                                                2,005
     1,185        Milwaukee Co. (WI) Corp. Purp. G.O.,
                  Ser. 1995 C, 4.75%, due 6/15/98                                                                      1,186
     1,360        Oregon State Board of Higher Ed. Baccalaureate G.O., Ser. 1998 A,
                  4.50%, due 8/1/98                                                                                    1,363
     2,000        Washington Var. Purp. G.O., Ser. 1997 E, 5.00%, due 7/1/98                                           2,004
                                                                                                                 ---------------
                                                                                                                       8,874
                                                                                                                 ---------------
                  TAX-EXEMPT CASH EQUIVALENT SECURITIES (8.4%)
     1,500        Carlton (WI) PCR (Wisconsin Pwr. & Lt. Co. Proj.), Ser. 1988, 4.20%,
                  VRDN due 8/1/15                                                       VMIG 1                         1,500(4)
     1,400        Louisiana Pub. Fac. Au. SCH Hlth. Care Sys. Ref. Rev. (Sisters of
                  Charity of the Incarnate Word, Houston, Texas), Ser. 1997 D, 3.625%,
                  TECP due 7/14/98                                                      VMIG 1        A-1+             1,400
       800        Minneapolis (MN) Comm. Dev. Agcy. Ref. PCR (No. States Pwr. Co.
                  Proj.), Ser. 1985, 4.25%, VRDN due 3/1/11                               P-1         A-1+               800(4)
     1,000        Navajo Co. (AZ) IDA (Citizens Util. Co. Proj.), Ser. 1997, 4.10%,
                  VRDN due 5/1/32                                                                     A-1+             1,000
     2,000        New Jersey TRANS, Ser. 1998 A, 3.60%, TECP due 6/15/98                  P-1         A-1+             2,000
     2,000        Nueces Co. (TX) Port of Corpus Christi Au. Solid Waste Disp. Ref.
                  Rev. (Koch Refining Co., L.P. Proj.), Ser. 1996, 4.20%, VRDN due
                  5/1/26                                                                VMIG 1        A-1+             2,000(4)
     1,000        Orlando (FL) Cap. Imp. G.O., Ser. 1994 A, 3.20%, TECP due 5/7/98        P-1         A-1+             1,000
       200        Parish of St. Charles (LA) PCR (Shell Oil Co. Norco Proj.), Ser.
                  1993, 4.35%, VRDN due 9/1/23                                          VMIG 1        A-1+               200(4)

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                                    Rating(2)             Value(3)
(000's omitted)                               Security(1)                               Moody's        S&P       (000's omitted)
---------------   --------------------------------------------------------------------  -------     ---------    ---------------
    $  900        San Antonio (TX) Higher Ed. Au., Inc. Ref. Rev. (Trinity Univ.
                  Proj.), Ser. 1993, 4.05%, VRDN due 4/1/04                                           A-1+          $    900
     2,400        Texas Ref. G.O. (Veterans' Hsg. Assist. Prog., Fund I), Ser. 1995,
                  4.00%, VRDN due 12/1/16                                               VMIG 1        A-1+             2,400
     1,000        Winston-Salem (NC) Wtr. & Swr. Sys. Rev., Ser. 1988, 3.50%, TECP due
                  6/10/98                                                               VMIG 1        A-1+             1,000
                                                                                                                 ---------------
                                                                                                                      14,200
                                                                                                                 ---------------
                  TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT
                  (51.6%)
ABN AMRO BANK NV
       200        Ohio Air Quality Dev. Au. Ref. Rev. (Cincinnati Gas & Elec. Co.
                  Proj.), Ser. 1995 A, 4.10%, VRDN due 9/1/30                           VMIG 1        A-1+               200
     4,000        Phenix City (AL) IDB Env. Imp. Rev. (Mead Coated Board Proj.), Ser.
                  1988, 3.70%, TECP due 5/27/98                                           P-1                          4,000
BANK OF AMERICA
     1,200        Calhoun Co. (TX) Navigation IDA Port Rev. (Formosa Plastics Corp.,
                  Texas Proj.), Ser. 1994, 4.15%, VRDN due 11/1/15                      VMIG 1                         1,200
BANK OF NOVA SCOTIA
       100        Port of Portland (OR) Ref. PCR (Reynolds Metals Co. Proj.), Ser.
                  1985, 4.25%, VRDN due 12/1/09                                           P-1                            100
BARCLAYS BANK INT'L., LTD.
     2,000        Beaver Co. (PA) IDA Ref. PCR (Duquesne Lt. Co. Beaver Valley Proj.),
                  Ser. 1990 C, 3.60%, TECP due 5/12/98                                    P-1         A-1+             2,000
BAYERISCHE LANDESBANK GIROZENTRALE
     2,000        Denver (CO) City & Co. Arpt. Rev., Ser. 1997 A, 3.45%, TECP due
                  5/6/98                                                                  P-1         A-1+             2,000
CANADIAN IMPERIAL BANK OF COMMERCE
     2,800        Louisa Co. (IA) Customized Purchase Ref. PCR (Iowa-Illinois Gas &
                  Elec. Co. Proj.), Ser. 1987, 4.20%, VRDN due 3/1/17                                  A-1             2,800
     1,000        St. Louis (MO) Ind. Dev. Au. IDR (Svc. Merchandise Co., Inc. Proj.),
                  3.80%, VRDN due 9/15/98                                                             A-1+             1,000

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                                    Rating(2)             Value(3)
(000's omitted)                               Security(1)                               Moody's        S&P       (000's omitted)
---------------   --------------------------------------------------------------------  -------     ---------    ---------------
CHASE MANHATTAN BANK, N.A.
    $2,000        Douglas Co. (GA) Dev. Au. IDR (Whirlwind Steel Bldg., Inc. Proj.),
                  Ser. 1997, 4.25%, VRDN due 12/1/12                                    VMIG 1         A-1          $  2,000
       985        Virginia Small Bus. Fin. Au. IDR (Coral Graphic Svc., Inc. Proj.),
                  Ser. 1998, 4.25%, VRDN due 1/1/13                                     VMIG 1         A-1               985
CITIBANK, N.A.
     1,100        Austin Co. (TX) Ind. Dev. Corp. IDR (Justin Ind., Inc. Proj.), Ser.
                  1984, 4.05%, VRDN due 12/1/14                                           P-1                          1,100
COMMERZBANK AG
     1,100        Houston (TX) Arpt. Sys. Rev., Ser. A, 3.45%, TECP due 5/7/98            P-1         A-1+             1,100
COMMONWEALTH BANK OF AUSTRALIA
     4,400        Pendleton Co. (KY) Multi-County Lease Rev. (Kentucky Assoc. of Cos.
                  Leasing Trust Prog.), Ser. 1989, 3.40% & 3.50%, TECP due 6/9/98 &
                  6/10/98                                                                             A-1+             4,400
CREDIT COMMERCIAL DE FRANCE
       300        Elkhart Co. (IN) Econ. Dev. Rev. (Pace Amer. Inc. Proj.), 4.45%,
                  VRDN due 1/1/13                                                       VMIG 1                           300
       115        Indiana Emp. Dev. Comm. Econ. Dev. Rev. (Triangle Ventures Proj.),
                  Ser. 1988, 4.45%, VRDN due 1/1/14                                     VMIG 1                           115
       100        South Carolina Jobs Econ. Dev. Au. Rev. (Brown Packing Co., Inc.),
                  Ser. 1988 B, 4.65%, VRDN due 4/1/99                                   VMIG 1                           100
     2,950        South Carolina Jobs Econ. Dev. Au. Rev. (Florence RHF Hsg., Inc.
                  Proj.), Ser. 1987 A, 4.35%, VRDN due 11/7/07                            P-1                          2,950
        75        South Carolina Jobs Econ. Dev. Au. Rev. (Kent Mfg. Co. Proj.), Ser.
                  1988 A, 4.55%, VRDN due 4/7/99                                        VMIG 1                            75
        50        South Carolina Jobs Econ. Dev. Au. Rev. (Mar-Mac Mfg. Co., Inc.
                  Proj.), Ser. 1988 A, 4.65%, VRDN due 4/7/99                           VMIG 1                            50

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                                    Rating(2)             Value(3)
(000's omitted)                               Security(1)                               Moody's        S&P       (000's omitted)
---------------   --------------------------------------------------------------------  -------     ---------    ---------------
    $  530        South Carolina Jobs Econ. Dev. Au. Rev. (Osmose Wood Preserving),
                  Ser. B, 4.55%, VRDN due 12/1/04                                         P-1                       $    530
       100        South Carolina Jobs Econ. Dev. Au. Rev. (Sudan & Delta Prop.), Ser.
                  A, 4.65%, VRDN due 1/1/04                                             VMIG 1                           100
CREDIT LOCAL DE FRANCE
     1,100        South Carolina Jobs Econ. Dev. Au. Hosp. Rev. (Baptist Healthcare
                  Sys. of South Carolina, Inc.), Ser. 1995, 4.00%, VRDN due 8/1/17      VMIG 1        A-1+             1,100
CREDIT SUISSE
     1,200        Hubbard Co. (MN) Solid Waste Disp. Rev. (Potlatch Corp. Proj.), Ser.
                  1990, 4.25%, VRDN due 8/1/14                                                        A-1+             1,200
       300        Montgomery Co. (TX) Ind. Dev. Corp. IDR (Dal-Tile Corp. Proj.), Ser.
                  1986 B, 4.20%, VRDN due 12/1/03                                                     A-1+               300
     1,000        Texas Capital Hlth. Fac. Dev. Corp. (Island on Lake Travis Ltd.
                  Proj.), 4.10%, VRDN due 12/1/16                                                     A-1+             1,000
     1,000        Wake Co. (NC) Ind. Fac. & Poll. Ctrl. Fin. Au. PCR (Carolina Pwr. &
                  Lt. Co. Proj.), Ser. 1985 A, 4.10%, VRDN due 5/1/15                                 A-1+             1,000
       600        Warren (AR) Solid Waste Disp. Rev. (Potlatch Corp. Proj.), Ser.
                  1993, 4.25%, VRDN due 4/1/12                                                        A-1+               600
DEUTSCHE BANK AG
     2,200        Florence Co. (SC) Solid Waste Disp. & Wastewater Treatment Fac. Rev.
                  (Roche Carolina Inc. Proj.), Ser. 1998, 4.40%, VRDN due 4/1/28                      A-1+             2,200
       300        Hapeville (GA) Dev. Au. IDR (Hapeville Hotel L.P. Proj.), Ser. 1985,
                  4.25%, VRDN due 11/1/15                                                 P-1                            300
     1,000        New Hampshire Ind. Dev. Au. PCR (Connecticut Lt. & Pwr. Co. Proj.),
                  Ser. 1986, 4.10%, VRDN due 11/1/16                                    VMIG 1                         1,000
FIRST NATIONAL BANK OF CHICAGO
     1,400        Indiana Hlth. Fac. Fin. Au. Hosp. Rev. (Deaconess Hosp., Inc.), Ser.
                  1992, 4.05%, VRDN due 1/1/22                                          VMIG 1                         1,400

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                                    Rating(2)             Value(3)
(000's omitted)                               Security(1)                               Moody's        S&P       (000's omitted)
---------------   --------------------------------------------------------------------  -------     ---------    ---------------
FIRST UNION NATIONAL BANK
    $2,000        Washington Co. (PA) Au. Lease Rev. (Higher Ed. Pooled Equip. Leasing
                  Prog.), Ser. 1985 A, 4.10%, VRDN due 11/1/05                          VMIG 1                      $  2,000
FLEET BANK, N.A.
     2,000        New York State Hsg. Fin. Agcy. Rev. (250 West 50th Street), Ser.
                  1997 A, 4.00%, VRDN due 5/1/30                                        VMIG 1                         2,000
GENERAL ELECTRIC CAPITAL CORP.
       800        New Hampshire Hsg. Fin. Au. Multi-Family Hsg. Rev. (Countryside L.P.
                  Proj.), Ser. 1994, 4.15%, VRDN due 7/1/24                             VMIG 1                           800
HARRIS TRUST AND SAVINGS BANK
       700        Illinois Dev. Fin. Au. IDR (Grayhill, Inc. Proj.), Ser. 1995 C,
                  4.25%, VRDN due 2/1/05                                                              A-1+               700
     1,000        Illinois Dev. Fin. Au. IDR (Overton Gear & Tool Corp. Proj.), Ser.
                  1994, 4.25%, VRDN due 10/1/08                                                       A-1+             1,000
KREDIETBANK, NV
     1,600        Emmaus (PA) Gen. Au. Local Gov't. Rev. (Bond Pool Prog.), Ser. 1989
                  B-16, 4.15%, VRDN due 3/1/24                                                        A-1+             1,600
MELLON BANK, N.A.
       200        Pennsylvania Higher Ed. Fac. Au. Rev. (Allegheny College Proj.),
                  Ser. 1996, 4.05%, VRDN due 11/1/26                                                   A-1               200
MORGAN GUARANTY TRUST CO.
       100        Grapevine (TX) IDC Rev. (Amer. Airlines, Inc. Proj.), Ser. 1984 B-1,
                  4.25%, VRDN due 12/1/24                                                 P-1                            100
     1,000        New York State Energy Research & Dev. Au. PCR (Niagara Mohawk Pwr.
                  Corp. Proj.), Ser. 1987 B, 4.30%, VRDN due 7/1/27                                   A-1+             1,000
       100        New York State Energy Research & Dev. Au. PCR (Niagara Mohawk Pwr.
                  Corp. Proj.), Ser. 1988 A, 4.30%, VRDN due 12/1/23                                  A-1+               100

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                                    Rating(2)             Value(3)
(000's omitted)                               Security(1)                               Moody's        S&P       (000's omitted)
---------------   --------------------------------------------------------------------  -------     ---------    ---------------
NATIONAL WESTMINSTER BANK PLC
    $1,200        Hillsborough Co. (FL) Aviation Au. Rev. (Tampa Int'l. Arpt.), 3.60%,
                  TECP due 8/12/98                                                        P-1         A-1+          $  1,200
       300        Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev. (Grant Town
                  Cogeneration Proj.), Ser. 1990 A, 4.20%, VRDN due 10/1/17             VMIG 1        A-1+               300
     1,400        Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev. (Grant Town
                  Cogeneration Proj.), Ser. 1990 B, 4.20%, VRDN due 10/1/17             VMIG 1        A-1+             1,400
       300        Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev. (Grant Town
                  Cogeneration Proj.), Ser. 1990 D, 4.20%, VRDN due 10/1/17             VMIG 1        A-1+               300
     1,000        Rhode Island Std. Loan Au. Prog. Rev., Ser. 1995-1, 4.10%, VRDN due
                  7/1/19                                                                              A-1+             1,000
     3,000        Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996-3, 4.10%, VRDN due
                  6/1/26                                                                              A-1+             3,000
NBD BANK, N.A.
       100        Indiana Emp. Dev. Comm. Econ. Dev. Rev. (K & F Ind., Inc. Proj.),
                  4.45%, VRDN due 1/1/14                                                VMIG 1                           100
NORWEST BANK
       800        New Ulm (MN) Hosp. Ref. Rev. (Hlth. Central Sys. Proj.), Ser. 1985,
                  4.10%, VRDN due 8/1/14                                                              A-1+               800
PNC BANK N.A.
       400        Florida HFA Multi-Family Hsg. Rev. (Falls of Venice Proj.), Ser.
                  1987 E, 4.30%, VRDN due 12/1/11                                         P-1          A-1               400
     1,000        Rockport (IN) Rev. (AK Steel Corp. Proj.), Ser. 1997 A, 4.20%, VRDN
                  due 12/1/27                                                             P-1          A-1             1,000
RABOBANK NEDERLAND
     1,500        Henderson Co. (KY) Solid Waste Disp. Rev. (Hudson Foods, Inc.
                  Proj.), Ser. 1995, 4.20%, VRDN due 3/1/15                             VMIG 1                         1,500
SLM HOLDING CORP.
       200        Colorado Std. Oblig. Bond Au. Std. Loan Rev., Ser. 1993 A, 4.00%,
                  VRDN due 7/1/99                                                       VMIG 1        A-1+               200
       300        Nebhelp Inc. (NE) Std. Loan Prog. Rev.,
                  Ser. 1986 A, 4.20%, VRDN due 12/1/16                                                A-1+               300

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                                    Rating(2)             Value(3)
(000's omitted)                               Security(1)                               Moody's        S&P       (000's omitted)
---------------   --------------------------------------------------------------------  -------     ---------    ---------------
    $2,200        Panhandle-Plains (TX) Higher Ed. Au., Inc. Std. Loan Rev., Ser. 1991
                  A, 4.10%, VRDN due 6/1/21                                             VMIG 1                      $  2,200
     1,600        Panhandle-Plains (TX) Higher Ed. Au., Inc. Std. Loan Rev., Ser. 1995
                  A, 4.10%, VRDN due 6/1/25                                             VMIG 1                         1,600
SOCIETE GENERALE
     1,600        Chicago (IL) O'Hare Int'l. Arpt. Gen. Arpt. 2nd Lien Rev., Ser. 1984
                  A, 4.10%, VRDN due 1/1/15                                             VMIG 1        A-1+             1,600
     2,800        Chicago (IL) O'Hare Int'l. Arpt. Gen. Arpt. 2nd Lien Rev., Ser. 1984
                  B, 4.10%, VRDN due 1/1/15                                             VMIG 1        A-1+             2,800
     1,900        Chicago (IL) O'Hare Int'l. Arpt. Spec. Fac. Rev. (Compagnie
                  Nationale Air France Proj.), Ser. 1990, 4.15%, VRDN due 5/1/18                      A-1+             1,900
       100        Indianapolis (IN) Multi-Family Hsg. Ref. Rev. (Canal Square Proj.),
                  Ser. 1989, 4.15%, VRDN due 12/1/15                                    VMIG 1                           100
       200        Los Angeles (CA) Reg. Arpt. Imp. Corp. Fac. Sublease Rev. (Los
                  Angeles Int'l. Arpt.), Ser. 1985, 4.25%, VRDN due 12/1/25                           A-1+               200
SUNTRUST BANK
     1,600        Clark Co. (AR) Solid Waste Disp. Rev. (Reynolds Metals Co. Proj.),
                  Ser. 1992, 4.20%, VRDN due 8/1/22                                       P-1         A-1+             1,600
     3,600        Mayfield (KY) IDR (Seaboard Farms of Kentucky Proj.), 4.35%, VRDN
                  due 8/1/19                                                              P-1                          3,600
SWISS BANK CORP.
     1,100        Pennsylvania Energy Dev. Au. Rev. (B & W Ebensburg Proj.), Ser.
                  1986, 4.10%, VRDN due 12/1/11                                         VMIG 1                         1,100
TORONTO DOMINION BANK
     1,000        Crossett (AR) PCR (Georgia-Pacific Corp. Proj.), Ser. 1984, 4.10%,
                  VRDN due 10/1/07                                                        P-1                          1,000
     2,500        Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Ref. Rev., Ser. 1998 A,
                  4.05%, VRDN due 1/1/18                                                VMIG 1        A-1+             2,500
       120        Wisconsin Hlth. Fac. Au. Rev. (Franciscan Hlth. Care, Inc.-Sys.
                  Fin.), Ser. 1985 A-2, 4.10%, VRDN due 1/1/16                          VMIG 1        A-1+               120

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                                    Rating(2)             Value(3)
(000's omitted)                               Security(1)                               Moody's        S&P       (000's omitted)
---------------   --------------------------------------------------------------------  -------     ---------    ---------------
UNION BANK OF SWITZERLAND
    $1,000        Alaska Ind. Dev. & Export Au. Fac. Rev. (Fairbanks Gold Mining, Inc.
                  Proj.), Ser. 1997, 4.20%, VRDN due 5/1/09                             VMIG 1        A-1+          $  1,000
     1,900        Clark Co. (NV) Arpt. Sys. Sub. Lien Rev., Ser. 1995 A-1, 4.00%, VRDN
                  due 7/1/25                                                            VMIG 1        A-1+             1,900
       100        Sabine (TX) River Au. Ref. PCR (Texas Util. Elec. Co. Proj.), Ser.
                  1995 B, 4.30%, VRDN due 6/1/30                                        VMIG 1        A-1+               100
WACHOVIA BANK & TRUST CO.
       200        Los Angeles (CA) Reg. Arpt. Imp. Corp. Fac. Sublease Rev. (Amer.
                  Airlines-Los Angeles Int'l. Arpt.), Ser. 1984 A, 4.25%, VRDN due
                  12/1/24                                                                 P-1                            200
WELLS FARGO & CO.
     1,200        Orange Co. (CA) Apt. Dev. Ref. Rev. (Aliso Creek Proj.), Ser. 1992
                  B, 4.30%, VRDN due 11/1/05                                            VMIG 1                         1,200
WESTDEUTSCHE LANDESBANK GIROZENTRALE
     2,000        Massachusetts Bay Trans. Au. Rev., Ser. 1995 C, 3.65%, TECP due
                  6/10/98                                                                 P-1         A-1+             2,000
     2,000        Mesa (AZ) Muni. Dev. Corp. Spec. Tax UPDATES, Ser. 1996 B, 3.65%,
                  TECP due 5/26/98                                                      VMIG 1        A-1+             2,000
                                                                                                                 ---------------
                                                                                                                      86,925
                                                                                                                 ---------------
                  TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY INSURANCE (6.1%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
     2,600        Indiana Secondary Mkt. for Ed. Loans, Inc. Rev., Ser. 1988 B, 4.20%,
                  VRDN due 12/1/13                                                      VMIG 1        A-1+             2,600
       400        Sayre (PA) Hlth. Care Fac. Au. Hosp. Rev. (VHA of PA, Inc. Cap.
                  Asset Fin. Prog.), Ser. 1985 A, 4.10%, VRDN due 12/1/20                              A-1               400
FINANCIAL GUARANTY INSURANCE CO.
     1,400        Burke Co. (GA) Dev. Au. PCR (Oglethorpe Pwr. Corp. Vogtle Proj.),
                  Ser. 1993 A, 4.00%, VRDN due 1/1/16                                   VMIG 1        A-1+             1,400

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                                    Rating(2)             Value(3)
(000's omitted)                               Security(1)                               Moody's        S&P       (000's omitted)
---------------   --------------------------------------------------------------------  -------     ---------    ---------------
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
    $1,900        Charlotte (NC) Arpt. Ref. Rev., Ser. 1997 A, 4.10%, VRDN due 7/1/17   VMIG 1        A-1+          $  1,900
     2,100        Lower Colorado (TX) River Au. Jr. Lien Ref. Rev., 3rd Ser., 4.00%,
                  VRDN due 1/1/13                                                       VMIG 1        A-1+             2,100
       900        Polk Co. (IA) Hosp. Equip. & Imp. Rev., Ser. 1985, 4.05%, VRDN due
                  12/1/05                                                               VMIG 1        A-1+               900
       900        Reno (NV) Hosp. Rev. (St. Mary's Reg. Med. Ctr.), Ser. 1998 B,
                  4.25%, VRDN due 5/15/23                                               VMIG 1        A-1+               900
                                                                                                                 ---------------
                                                                                                                      10,200
                                                                                                                 ---------------
                  TOTAL INVESTMENTS (98.7%)                                                                          166,211
                  Cash, receivables and other assets, less liabilities (1.3%)                                          2,161
                                                                                                                 ---------------
                  TOTAL NET ASSETS (100.0%)                                                                         $168,372
                                                                                                                 ---------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Securities Portfolio

   Principal
    Amount                                                                                      Rating               Value(5)
(000's omitted)                                Security(1)                                Moody's       S&P       (000's omitted)
---------------   ----------------------------------------------------------------------  -------     -------     ---------------
                  TAX-EXEMPT SECURITIES -- PRE-REFUNDED BACKED BY U.S. GOVERNMENT
                  SECURITIES (1.7%)
    $  500        Massachusetts Wtr. Res. Au. Gen. Rev., Ser. 1992 A, 6.50%, due 7/15/21
                  P/R 7/15/02                                                               Aaa         AAA           $   550
                                                                                                                      -------
                  TAX-EXEMPT SECURITIES -- BACKED BY INSURANCE (52.4%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
     1,175        Anchorage (AK) Sr. Lien Elec. Rev. (Muni. Lt. & Pwr.), Ser. 1996 C,
                  6.00%, due 12/1/04                                                        Aaa         AAA             1,274
     1,000        Atlanta (GA) Arpt. Fac. Ref. Rev., Ser. 1996, 6.50%, due 1/1/06           Aaa         AAA             1,119
       500        Florida Dept. of Trans. Tpke. Rev., Ser. 1995 A, 5.50%, due 7/1/03        Aaa         AAA               526
     1,000        New York City (NY) Muni. Assist. Corp. Rev., Ser. D, 5.25%, due 7/1/02    Aaa         AAA             1,034
     1,000        Pittsburgh (PA) G.O., Ser. 1997 A, 5.00%, due 9/1/06                      Aaa         AAA             1,022
FINANCIAL GUARANTY INSURANCE CO.
     1,000        Chicago (IL) Equip. G.O., Ser. 1998, 5.00%, due 1/1/07                    Aaa         AAA             1,022
     1,000        Dade Co. (FL) Wtr. & Swr. Sys. Rev., Ser. 1995, 6.25%, due 10/1/06        Aaa         AAA             1,115
       750        New York Dorm. Au. Rev. (State Univ. Ed. Fac.), Ser. 1993 B, 5.20%,
                  due 5/15/03                                                               Aaa         AAA               775
     1,000        North Chicago (IL) Ref. G.O., Ser. 1996, 5.75%, due 1/1/10                Aaa         AAA             1,074
FINANCIAL SECURITY ASSURANCE INC.
     1,000        Maine Muni. Bond Bank Ref. Rev., Ser. 1998 A, 5.00%, due 11/1/05          Aaa         AAA             1,027
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     1,000        Clark Co. (NV) Sch. Dist. Imp. G.O., Ser. 1995 A, 5.60%, due 6/15/08      Aaa         AAA             1,055
     1,000        Commonwealth of Pennsylvania G.O. (Ref. & Proj.), 2nd Ser. 1994,
                  5.20%, due 6/15/04                                                        Aaa         AAA             1,040
     1,000        Connecticut Spec. Tax Oblig. Ref. Rev. (Trans. Infrastructure Purp.),
                  Ser. 1993 A, 5.40%, due 9/1/09                                            Aaa         AAA             1,039

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   Principal
    Amount                                                                                      Rating               Value(5)
(000's omitted)                                Security(1)                                Moody's       S&P       (000's omitted)
---------------   ----------------------------------------------------------------------  -------     -------     ---------------
    $1,000        Harris Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev. (Mem. Hosp. Sys.
                  Proj.), Ser. A, 5.00%, due 6/1/06                                         Aaa         AAA           $ 1,015
     1,000        Nebraska Inv. Fin. Au. Hosp. Rev. (Nebraska Methodist Hlth. Sys.,
                  Inc.), Ser. 1991, 7.00%, due 3/1/06                                       Aaa         AAA             1,091
     1,000        New York Dorm. Au. Rev. (Univ. of Rochester), Ser. 1997 A, 5.50%, due
                  7/1/06                                                                    Aaa         AAA             1,058
     1,000        Puerto Rico Elec. Pwr. Au. Ref. Rev., Ser. W, 6.50%, due 7/1/05           Aaa         AAA             1,121
                                                                                                                      -------
                                                                                                                       17,407
                                                                                                                      -------
                  TAX-EXEMPT SECURITIES -- OTHER (42.0%)
       500        Brownwood (TX) Independent Sch. Dist. Unlimited Tax Sch. Bldg. & Ref.
                  G.O. (Brown Co., Texas), Ser. 1994, Zero Coupon, Yielding 5.90%, due
                  2/15/02                                                                   Aaa                           421(4)
       560        Brownwood (TX) Independent Sch. Dist. Unlimited Tax Sch. Bldg. & Ref.
                  G.O. (Brown Co., Texas), Ser. 1994, Zero Coupon, Yielding 6.10%, due
                  2/15/04                                                                   Aaa                           429(4)
       670        Cincinnati (OH) Std. Loan Funding Corp. Ref. Rev., Ser. 1992 C, 6.10%,
                  due 7/1/02                                                                Aaa                           705
     1,000        Commonwealth of Massachusetts Ref. G.O., Ser. 1995 A, 6.25%, due
                  7/1/04                                                                    Aa3         AA-             1,096
     1,000        Georgia G.O., Ser. 1995 C, 7.25%, due 7/1/04                              Aaa         AAA             1,154
     1,970        Honolulu (HI) City & Co. G.O., Ser. 74, Zero Coupon, Yielding 5.95%,
                  due 1/1/13                                                                Aa2                           911
     1,000        Lake Co. (IL) Forest Preserve Dist. Ref. G.O., Ser. 1997, 5.50%, due
                  2/1/09                                                                    Aa2         AA+             1,062
     1,500        Maryland Comm. Dev. Admin. Dept. of Hsg. & Comm. Dev. Rev. (Single
                  Family Prog.), 3rd Ser. 1993, 5.15%, due 4/1/08                           Aa2                         1,534
     1,000        Maryland Wtr. Quality Fin. Admin. Ref. Rev. (Revolving Loan Fund),
                  Ser. 1995 A, 5.50%, due 9/1/11                                            Aa2         AA              1,036

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   Principal
    Amount                                                                                      Rating               Value(5)
(000's omitted)                                Security(1)                                Moody's       S&P       (000's omitted)
---------------   ----------------------------------------------------------------------  -------     -------     ---------------
    $1,000        Mecklenburg Co. (NC) Pub. Imp. G.O., Ser. 1994, 5.50%, due 4/1/12         Aaa         AAA           $ 1,043
       190        Mississippi Higher Ed. Assist. Corp. Std. Loan Sub. Rev., Ser. 1993 C,
                  6.05%, due 9/1/07                                                          A                            199
     1,000        Nevada Ref. Limited Tax G.O., Ser. 1997 A-2, 6.00%, due 5/15/06           Aa2         AA              1,092
       500        New Jersey Bldg. Au. St. Bldg. Rev., Ser. 1994, 5.00%, due 6/15/11        Aa2         AA-               500
       750        New York City (NY) IDA Spec. Fac. Rev. (Term. One Group Assoc., L.P.
                  Proj.), Ser. 1994, 6.00%, due 1/1/15                                      A3           A                784
     1,000        Omaha (NE) Pub. Pwr. Dist. Elec. Sys. Rev., Ser. 1993 E, 4.60%, due
                  2/1/06                                                                    Aa2         AA              1,001
     1,000        Port of Portland (OR) Ref. G.O., Ser. 1993 A, 4.50%, due 3/1/05           Aa          AA+               999
                                                                                                                      -------
                                                                                                                       13,966
                                                                                                                      -------
                  TAX-EXEMPT CASH EQUIVALENT SECURITIES (1.5%)
       500        Gulf Coast (TX) Waste Disp. Au. PCR (Amoco Oil Co. Proj.), Ser. 1993,
                  4.35%, VRDN due 5/1/23                                                  VMIG-1       A-1+               500(4)
                                                                                                                      -------
                  TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT
                  (0.9%)
BANK OF NOVA SCOTIA
       200        North Alabama Env. Imp. Au. Ref. PCR (Reynolds Metals Co. Proj.), Ser.
                  1985, 4.25%, VRDN due 12/1/00                                             P-1                           200
MORGAN GUARANTY TRUST CO.
       100        Grapevine (TX) IDC Rev. (Amer. Airlines, Inc. Proj.), Ser. 1984 A-4,
                  4.25%, VRDN due 12/1/24                                                   P-1                           100
                                                                                                                      -------
                                                                                                                          300
                                                                                                                      -------
                  TOTAL INVESTMENTS (98.5%) (COST $31,967)                                                             32,723(6)
                  Cash, receivables and other assets, less liabilities (1.5%)                                             511
                                                                                                                      -------
                  TOTAL NET ASSETS (100.0%)                                                                           $33,234
                                                                                                                      -------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust
1) Municipal securities held by Neuberger&Berman Municipal Money Portfolio ("Municipal Money") and Neuberger&Berman Municipal Securities Portfolio ("Municipal Securities") are within the two and four highest rating categories, respectively, assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the Portfolio's investment manager to be of comparable quality within guidelines approved by the trustees of Income Managers Trust. Approximately 72% and 60% of the municipal securities held by Municipal Money and Municipal Securities, respectively, have credit enhancement features backing them, which the Portfolios may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Portfolios. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Portfolios the right to sell back the issue on the date specified.
2) Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the Portfolio's investment manager within the guidelines approved by the trustees of Income Managers Trust.
3) Investment securities of the Portfolio are valued at amortized cost, which approximates Federal income tax cost.
4) Security is guaranteed by the corporate obligor.
5) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from an independent pricing service on all securities available in the service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value.
6) At April 30, 1998, the cost of investments for Federal income tax purposes was $31,967,000. Gross unrealized appreciation of investments was $809,000 and gross unrealized depreciation of investments was $53,000, resulting in net unrealized appreciation of $756,000, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
                                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                                                  MUNICIPAL   MUNICIPAL
                                                                                    MONEY     SECURITIES
(000'S OMITTED)                                                                   PORTFOLIO   PORTFOLIO
                                                                                  ----------------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments                                   $166,211     $32,723
      Cash                                                                              85          24
      Deferred organization costs (Note A)                                               1          --
      Interest receivable                                                            2,012         475
      Prepaid expenses and other assets                                                  2           1
      Receivable for securities sold                                                   134          --
      Receivable for variation margin (Note A)                                          --          36
                                                                                  ----------------------
                                                                                   168,445      33,259
                                                                                  ----------------------
LIABILITIES
      Payable to investment manager (Note B)                                            37           7
      Accrued expenses                                                                  36          18
                                                                                  ----------------------
                                                                                        73          25
                                                                                  ----------------------
NET ASSETS Applicable to Investors' Beneficial Interests                          $168,372     $33,234
                                                                                  ----------------------

NET ASSETS consist of:
      Paid-in capital                                                             $168,372     $32,478
      Net unrealized appreciation in value of investment securities                     --         756
                                                                                  ----------------------
NET ASSETS                                                                        $168,372     $33,234
                                                                                  ----------------------
*Cost of investments                                                              $166,211     $31,967
                                                                                  ----------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
                             For the Six Months Ended April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                                                  MUNICIPAL   MUNICIPAL
                                                                                    MONEY     SECURITIES
(000'S OMITTED)                                                                   PORTFOLIO   PORTFOLIO
                                                                                  ----------------------
INVESTMENT INCOME
    Interest income                                                                $3,187        $797
                                                                                  ----------------------
    Expenses:
      Investment management fee (Note B)                                              219          41
      Accounting fees                                                                   5           5
      Amortization of deferred organization and initial offering expenses (Note
        A)                                                                              1           1
      Auditing fees                                                                    16          12
      Custodian fees (Note B)                                                          60          16
      Insurance expense                                                                 1          --
      Legal fees                                                                       17           8
      Trustees' fees and expenses                                                       7           3
                                                                                  ----------------------
        Total expenses                                                                326          86
      Expenses reduced by custodian fee expense offset arrangement (Note B)            (5)         (1)
                                                                                  ----------------------
        Total net expenses                                                            321          85
                                                                                  ----------------------
        Net investment income                                                       2,866         712
                                                                                  ----------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment securities sold                            (32)         62
    Net realized gain on financial futures contracts (Note A)                          --          17
    Change in net unrealized appreciation of investment securities                     --        (132)
                                                                                  ----------------------
        Net loss on investments                                                       (32)        (53)
                                                                                  ----------------------
        Net increase in net assets resulting from operations                       $2,834        $659
                                                                                  ----------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                                            MUNICIPAL                       MUNICIPAL
                                                                              MONEY                        SECURITIES
                                                                            PORTFOLIO                       PORTFOLIO
                                                                   Six Months                      Six Months
                                                                      Ended           Year            Ended           Year
                                                                    April 30,         Ended         April 30,         Ended
                                                                      1998         October 31,        1998         October 31,
(000'S OMITTED)                                                    (UNAUDITED)        1997         (UNAUDITED)        1997
                                                                   -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                           $  2,866        $  4,685         $   712         $ 1,467
    Net realized gain (loss) on investments                              (32)             --              79             210
    Change in net unrealized appreciation of investments                  --              --            (132)            462
                                                                   -----------------------------------------------------------
    Net increase in net assets resulting
      from operations                                                  2,834           4,685             659           2,139
                                                                   -----------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                                        120,695         203,054           6,128           3,829
    Reductions                                                      (111,644)       (183,975)         (5,265)        (13,218)
                                                                   -----------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      transactions in investors' beneficial interests                  9,051          19,079             863          (9,389)
                                                                   -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                 11,885          23,764           1,522          (7,250)
NET ASSETS:
    Beginning of period                                              156,487         132,723          31,712          38,962
                                                                   -----------------------------------------------------------
    End of period                                                   $168,372        $156,487         $33,234         $31,712
                                                                   -----------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Municipal Money Portfolio ("Municipal Money") and Neuberger&Berman Municipal Securities Portfolio ("Municipal Securities") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger& Berman Management Incorporated ("N&B Management"), whose financial statements are not presented herein, also invest in Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by each Portfolio on a straight-line basis over a five-year period. At April 30, 1998, the unamortized balance of such expenses amounted to $529 and $182, for Municipal Money and Municipal Securities, respectively.
6) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

7) FINANCIAL FUTURES CONTRACTS: Municipal Securities may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by the Portfolio may cause the Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, the Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Portfolio's taxable income.
      During the six months ended April 30, 1998, Municipal Securities entered into financial futures contracts. There were no open positions in financial futures contracts at April 30, 1998.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains N&B Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by

N&B Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $4,955 and $955, for Municipal Money and Municipal Securities, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended April 30, 1998, there were purchase and sale transactions (excluding short-term securities and financial futures contracts) of $5,234,650 and $3,404,633, respectively, for Municipal Securities. All securities transactions for Municipal Money were short-term.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Portfolio without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Money Portfolio

                                                            Six Months                                               Period from
                                                               Ended                                                   July 2,
                                                             April 30,                                                 1993(1)
                                                               1998                Year Ended October 31,           to October 31,
                                                            (UNAUDITED)      1997      1996      1995      1994          1993
                                                            ----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                                            .37%(3)       .38%      .37%      .37%       --            --
                                                            ----------------------------------------------------------------------
    Net Expenses                                                 .37%(3)       .37%      .36%      .36%      .36%          .36%(3)
                                                            ----------------------------------------------------------------------
    Net Investment Income                                       3.28%(3)      3.29%     3.21%     3.57%     2.38%         2.20%(3)
                                                            ----------------------------------------------------------------------
Net Assets, End of Period (in millions)                       $168.4        $156.5    $132.7    $161.1    $150.5        $181.8
                                                            ----------------------------------------------------------------------

1) The date investment operations commenced.

2) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Securities Portfolio

                                                                 Six Months                                           Period from
                                                                    Ended                                               July 2,
                                                                  April 30,                                             1993(1)
                                                                    1998              Year Ended October 31,         to October 31,
                                                                 (UNAUDITED)     1997     1996     1995     1994          1993
                                                                 ------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                                                 .52%(3)      .51%     .47%     .47%      --            --
                                                                 ------------------------------------------------------------------
    Net Expenses                                                      .52%(3)      .50%     .47%     .46%     .40%          .42%(3)
                                                                 ------------------------------------------------------------------
    Net Investment Income                                            4.33%(3)     4.44%    4.49%    4.63%    4.47%         4.21%(3)
                                                                 ------------------------------------------------------------------
Portfolio Turnover Rate                                                11%          22%       3%      66%     127%           25%
                                                                 ------------------------------------------------------------------
Net Assets, End of Period (in millions)                             $33.2        $31.7    $39.0    $44.4    $51.4        $104.3
                                                                 ------------------------------------------------------------------

1) The date investment operations commenced.

2) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
2nd Floor
Washington, DC 20036-1800

Neuberger&Berman Management Inc., Neuberger&Berman Municipal Money Fund, and Neuberger&Berman Municipal Securities Trust are registered service marks of Neuberger&Berman Management Inc.
-C- 1998 Neuberger&Berman Management Inc.

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

  NEUBERGER&BERMAN MANAGEMENT INC.-Registered Trademark-

            605 THIRD AVENUE 2ND FLOOR
            NEW YORK, NY 10158-0180
            SHAREHOLDER SERVICES
            800-877-9700
            INSTITUTIONAL SERVICES
            800-366-6264
            WWW.NBFUNDS.COM









            Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

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